INFORMATION ABOUT UNAUDITED INTERIM CONDENSED CONSOLIDATED COMPONENTS OF EQUITY	6 Months Ended
Dec. 31, 2021
INFORMATION ABOUT UNAUDITED INTERIM CONDENSED CONSOLIDATED COMPONENTS OF EQUITY
INFORMATION ABOUT UNAUDITED INTERIM CONDENSED CONSOLIDATED COMPONENTS OF EQUITY

10.    INFORMATION ABOUT UNAUDITED INTERIM CONDENSED CONSOLIDATED COMPONENTS OF EQUITY

Share capital

As of December 31, 2021, we had (i) 100,000,000 ordinary shares ($0.0001 par value) authorized, (ii) 41,105,321 ordinary shares issued and outstanding, (iii) 1,000,000 preference shares ($0.0001 par value) authorized, (iv) no preference shares issued and outstanding, (v) $49.1 million of Convertible notes, and (vi) 2,031,058 ordinary shares reserved for our equity compensation plans.

Holders of the ordinary shares are entitled to one vote for each ordinary share.

Non-controlling interests

On August 2, 2021, we acquired an incremental ownership of Insumos Agróquimicos S.A. (“Insuagro”). Consideration of payment of the 2,467,990 shares acquired was $0.7 million in cash as a Fixed Price. Furthermore, the Fixed Price may be increased up to 3.5x Adjusted EBITDA per share to be measured in each annual reporting period. The Group has recognized in equity the difference between the amount by which the non-controlling interests were incorporated and the fair value of the consideration paid.

As of today, we own 13,489,990 shares of Insuagro, which represent 61.32% of the share capital and 61.22% of the votes.